Note 2 - Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Cash and Cash Equivalents [Table Text Block]
	December 31,
	2021	2020
	A$	A$
Cash and cash equivalents	15,318,201	23,561,807
Restricted cash – current assets	1,968,814	2,174,806
Restricted cash – non-current assets	812,204	2,318,507
	18,099,219	28,055,120

Restrictions on Cash and Cash Equivalents [Table Text Block]
	December 31,
	2021	2020
	A$	A$
Performance guarantee (a) - current assets	1,968,814	2,174,806
Collateral for facilities (b) - non-current assets	320,000	320,000
Performance guarantee (a) - non-current assets	492,204	1,998,507
	2,781,018	4,493,313